Earnings per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income/(loss) attributable to Burford Capital Limited shareholders	$ 30,506	$ (28,751)	$ 143,275	$ 300,546
Net income/(loss) attributable to Burford Capital Limited per ordinary share:
Basic	$ 0.14	$ (0.13)	$ 0.65	$ 1.37
Diluted	$ 0.14	$ (0.13)	$ 0.65	$ 1.37
Weighted average ordinary shares outstanding
Basic	218,757,232	219,049,877	218,919,822	218,649,877
Dilutive effect of share-based awards	3,045,254		715,962	458,048
Diluted	221,802,486	219,049,877	219,635,784	219,107,925
Potential ordinary shares excluded from diluted weighted average ordinary shares	88,330	1,959,222	0	0
Revision of prior period
Weighted average ordinary shares outstanding
Basic		649,582